Net income / (loss) per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net loss per share
Schedule of computation of basic and diluted net loss per share

	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
(Amounts in thousands, except share and per share amounts)	2025	2024	2025	2024
Numerator:
Net loss from continuing operations	(3,797)	(10,213)	(7,071)	(19,629)
Net loss from discontinued operations	-	(1,060)	-	(1,000)
Net loss	$(3,797)	$(11,273)	$(7,071)	$(20,629)
Denominator:
Basic weighted average number of shares	2,665,089	2,634,179	2,653,490	2,609,549
Diluted weighted average number of shares	2,665,089	2,634,179	2,653,490	2,609,549
Net loss per share:
Basic loss per share from continuing operations	(1.42)	(3.88)	(2.66)	(7.52)
Basic loss per share from discontinued operations	N/A	(0.40)	N/A	(0.38)
Basic loss per share	(1.42)	(4.28)	(2.66)	(7.91)
Diluted loss per share from continuing operations	(1.42)	(3.88)	(2.66)	(7.52)
Diluted loss per share from discontinued operations	N/A	(0.40)	N/A	(0.38)
Diluted loss per share	(1.42)	(4.28)	(2.66)	(7.91)

	Years Ended December 31,
(Amounts in thousands, except share and per share amounts)	2024	2023
Numerator:
Net loss from continuing operations	$(30,014)	$(50,902)
Net loss from discontinued operations	$(10,980)	$(20,495)
Net loss	$(40,994)	$(71,397)
Denominator:
Basic weighted average number of shares	2,618,857	1,917,179
Diluted weighted average number of shares	2,618,857	1,917,179
Net loss per share:
Basic loss per share from continuing operations	$(11.46)	$(26.55)
Basic loss per share from discontinued operations	$(4.19)	$(10.69)
Basic loss per share	$(15.65)	$(37.24)
Diluted loss per share from continuing operations	$(11.46)	$(26.55)
Diluted loss per share from discontinued operations	$(4.19)	$(10.69)
Diluted loss per share	$(15.65)	$(37.24)